(Loss) Income Per Share (Basic And Diluted Income (Loss) Per Common Share) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income from continuing operations	$ (77)				$ (55)		$ 35		$ (236)		$ 36		$ 66		$ 53		$ (96)		$ (82)		$ 166
Loss from discontinued operations	(3)		(11)		(4)		(3)		(3)		(2)		(2)		(2)		(21)		(8)		(5)
Net (loss) income attributable to Federal-Mogul shareholders	$ (80)	[1]	$ (11)	[1]	$ (59)	[1]	$ 32	[1]	$ (239)	[2]	$ 34	[2]	$ 64	[2]	$ 51	[2]	$ (117)	[1]	$ (90)	[2]	$ 161
Weighted average shares outstanding, basic (in millions)	98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9
Incremental shares on assumed conversion of deferred compensation stock (in millions)																	0.5		0.5		0.5
Weighted average shares outstanding, diluted (in millions)	99.4		99.4		99.4		99.4		99.4		99.4		99.8		99.7		99.4		99.4		99.4
Net (loss) income per common share attributable to Federal-Mogul - basic:
Net (loss) income from continuing operations	$ (0.78)				$ (0.56)		$ 0.35		$ (2.39)		$ 0.36		$ 0.67		$ 0.54		$ (0.97)		$ (0.83)		$ 1.68
Loss from discontinued operations	$ (0.03)		$ (0.11)		$ (0.04)		$ (0.03)		$ (0.03)		$ (0.02)		$ (0.02)		$ (0.02)		$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (0.81)	[1]	$ (0.11)	[1]	$ (0.60)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.65	[2]	$ 0.52	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.63
Net (loss) income per common share attributable to Federal-Mogul - diluted:
Net (loss) income from continuing operations	$ (0.78)				$ (0.56)		$ 0.35		$ (2.39)		$ 0.36		$ 0.66		$ 0.53		$ (0.97)		$ (0.83)		$ 1.67
Loss from discontinued operations	$ (0.03)		$ (0.11)		$ (0.04)		$ (0.03)		$ (0.03)		$ (0.02)		$ (0.02)		$ (0.02)		$ (0.21)		$ (0.08)		$ (0.05)
Net (loss) income	$ (0.81)	[1]	$ (0.11)	[1]	$ (0.60)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.64	[2]	$ 0.51	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.62

[1]	The Company's results were impacted by the following: • Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit. • Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $46 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company's recognition of a $51 million OPEB curtailment gain with no tax impact. • Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $119 million, partially offset by $15 million of tax benefit.
[2]	The Company's results were impacted by the following: • Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $304 million, partially offset by $14 million of tax benefit.